Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2015	Jun. 01, 2015
Document And Entity Information
Entity Registrant Name	American Church Mortgage Company
Entity Central Index Key	0000934543
Document Type	S-11/A
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 1,677,798
Entity Common Stock, Shares Outstanding		1,677,798
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015